Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 644,606	$ 527,678
Deferred tax assets	697	0
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	122,742	110,548
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	122,742	110,548
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	9,357	0
Accrued warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	0	1,619
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	33,100	19,765
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	219,326	151,620
Deferred tax assets	665	0
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	131,514	66,306
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	232	457
Losses from operations carried forward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50,103	47,872
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35,996	33,441
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50	36
Losses from operations carried forward | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,659	0
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	42,939	39,052
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,939	39,052
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	217,142	205,074
Research and development tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32	0
Research and development tax credits | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 129	$ 0